Acquisition of Businesses	12 Months Ended
Dec. 31, 2011
Acquisition of Businesses [Abstract]
Acquisition of Businesses
Note 3 - Acquisition of Businesses

A.	Printar - Acquisition of certain assets and liabilities

On June 15, 2009, the Company completed the acquisition of all Printar's assets, knowledge, technology and IP rights and liabilities to the Office of the Chief Scientist of Israel (OCS). The transaction is considered a business combination under ASC Topic 805 Business Combinations. (See also Note 1(B).)

The following table summarizes the consideration paid for Printar and the amounts of the assets acquired and liabilities assumed at the acquisition date.

June 2009
U.S.$
Consideration
Cash	500
Contingent consideration	1,830

Total consideration	2,330

Recognized amounts of identifiable assets acquired
and liabilities assumed
Inventories	521
Fixed assets	50
In process research and development (IPR&D)	1,002
Technology	368
Liability to Office of the Chief Scientist	(1,741)

Total identifiable net assets	200
Goodwill	2,130

Acquisition-related costs (included in
selling, general, and administrative
expenses in the income statement for
the year ending December 31, 2009)	30

In consideration for the purchase, Camtek will pay Printar a total amount of up to $2,500; an initial payment of $500 was paid in July 2009 and with the additional consideration of $2,000 subject to certain agreed conditions and provided that such amount, if due, be paid by the later of May 2011 or upon the fulfillment of the conditions specified in the agreement. As of the balance sheet date the specified conditions had yet to be fulfilled.

The additional amount bears interest of 3-month Libor rate plus 1.5%.

The fair value of the contingent payment was based on the $2,500 transaction price, discounted from the estimated payment dates to the valuation date using a rate of 13%, which represents the average of the weighted average cost of capital and the Company's effective interest on financial debt as of the acquisition date. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 (Statement 157) refers to as Level 3 inputs.

The amortization period for the technology acquired in the transaction is 5 years. The IPR&D will be amortized over a period of 10 years starting at the initial date of recording revenues from this technology. As of December 31, 2011, the IPR&D had not commenced amortization.

A.	Printar - Acquisition of certain assets and liabilities (cont'd)

The goodwill of $2,130 arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure. See also Note 10 - Goodwill and intangible assets, net.

In 2009, the Company recorded revenues of $1,150 related to Printar's products and service fees.

The goodwill recognized is deductible for income tax purposes.

The liability to the OCS as of the acquisition date was based on the estimated timing of future payments, discounted using the weighted average cost of capital of 22%. (See also Note 17F).

The net values of the IPR&D, technology, liability to the OCS and contingent consideration at December 31, 2011 were $1,002, $185, $(2,643) and $(1,760) respectively. (December 31, 2010 - $1,002, $257, $(2,274) and $(1,741) respectively). See also Note 10 - Goodwill and Intangible assets, net, Note 12- Other current liabilities, Note 16 - Other Long-term Liabilities and Note 25 - Fair value measurements.

B.	SELA Acquisition

In September 2009, the Company signed an agreement to acquire the entire share capital of SELA. The transaction was completed in November 2009. (See also Note 1(C).)

The following table summarizes the consideration paid for SELA and the amounts of the assets acquired and liabilities assumed at the acquisition date.

September 2009
U.S.$
Consideration
Contingent consideration	3,739

Total consideration	3,739

Recognized amounts of identifiable assets acquired
and liabilities assumed
Inventories and Working capital	1,301
Fixed assets	69
Technology	2,486
Customer relationships	45
Liability to Office of the Chief Scientist	(1,685)

Total identifiable net assets	2,216
Goodwill	1,523

Acquisition-related costs (included in
selling, general, and administrative
expenses in the income statement for
the year ending December 31, 2009)	66

According to the agreement, in consideration for the shares Camtek will pay to SELA's shareholders future payments in the aggregate amount of up to $9,500 by way of earn-out payments, contingent upon SELA's future revenues. The fair value of the contingent consideration arrangement of $3,739 was estimated based on future earn-out payments discounted to the valuation date using the weighted average cost of capital of 19% as of the acquisition date. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35  refers to as Level 3 inputs. Key assumptions include management's estimation about future sales. See also Note 25 - Fair value measurements.

The liability to the OCS as of the acquisition date was based on the estimated timing of future payments, discounted using the Company's weighted average cost of capital of 19%.

The weighted average amortization period for the identified intangible assets acquired in the transaction is 12 years.

The net values of the technology, customer relationships, liability to the OCS and contingent consideration at December 31, 2011 were $1,989, $25, $(1,871) and $(5,127) respectively. (December 31, 2010 - $2,220, $34, $(1,856) and $(4,505) respectively).

The goodwill of $1,523 arising from the acquisition represents, inter alia, the synergies between the technology acquired and the Company's existing operational, R&D and sales and marketing infrastructure.

None of the goodwill recognized is expected to be deductible for income tax purposes.

In the fourth quarter of 2009 the Company recorded revenues of $600 related to Sela's products and service fees.

C.	Pro-forma financial statements for the Printar and SELA acquisitions have not been furnished as they are immaterial to the understanding of future operations.

D.
As part of the Printar and SELA acquisitions, the Company approved a plan (the Plan) to integrate and streamline the acquired operations within the existing Camtek structure. The Plan included mainly the abandonment of certain rented properties. The Plan resulted in restructuring costs of $220 in 2009.

All costs associated with the plan are included in general and administrative expenses in the accompanying consolidated statement of operation for the year ended December 31, 2009.

The Company's unpaid restructuring liabilities as of December 31, 2011 and 2010 are presented within other current liabilities in the consolidated balance sheet.